As filed with the Securities and Exchange Commission on May 16, 2019

1933 Act Registration No. 333-180225

1940 Act Registration No. 811-22678

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 27

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 28

SALIENT MF TRUST

(Exact Name of Registrant as Specified in Charter)

4265 San Felipe, 8th Floor

Houston, Texas 77027

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-713-993-4001

JOHN A. BLAISDELL

Salient MF Trust

4265 San Felipe, 8th Floor

Houston, Texas 77027

(Name and Address of Agent for Service)

COPIES TO:

GEORGE J. ZORNADA

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, MA 02111

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 27 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 26 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and the State of Texas, on this 16th day of May, 2019.

SALIENT MF TRUST

/s/ John A. Blaisdell
John A. Blaisdell, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	SIGNATURE	TITLE	DATE

	/s/ John A. Blaisdell John A. Blaisdell	Trustee, President (Principal Executive Officer)	May 16, 2019

	/s/ Barbara H. Tolle Barbara H. Tolle	Treasurer (Principal Financial Officer)	May 16, 2019

	/s/ Jonathan P. Carroll* Jonathan P. Carroll	Trustee	May 16, 2019

	/s/ Bernard A. Harris Jr.* Dr. Bernard A. Harris Jr.	Trustee	May 16, 2019

	/s/ Haig G. Mardikian* Haig G. Mardikian	Trustee	May 16, 2019

	/s/ A. John Gambs* A. John Gambs	Trustee	May 16, 2019

	/s/ Julie Allecta* Julie Allecta	Trustee	May 16, 2019

*By:	/s/ Barbara H. Tolle		May 16, 2019
Barbara H. Tolle
Attorney-in-Fact

*	Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase